Investment in Cauchari-Olaroz Project - Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures [Line Items]
Carrying value		$ 0	$ 17,276
Minera Exar S.A.
Disclosure Of Joint Ventures [Line Items]
Net assets	$ 244,751		115,209
Company's share of net assets	109,648
Elimination of capitalized intercompany interest	(96,682)
Expenditures incurred by the Company in connection to the investee	10,490
Carrying value	23,456
Exar Capital B.V.
Disclosure Of Joint Ventures [Line Items]
Net assets	73,724		$ 82,867
Company's share of net assets	36,125
Carrying value	$ 36,125